Derivative Instruments (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross profit	$ 6,529,794	$ 2,714,920
Unrealized derivative losses	$ 2,130,000